Income Taxes (Tables)	12 Months Ended
Jan. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of United States and foreign income (loss) from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(in thousands)
United States	$(97,246)	$(48,954)	$(107,109)
Foreign	86,429	24,779	71,347
Loss before income taxes	$(10,817)	$(24,175)	$(35,762)

Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes from continuing operations consists of the following:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(in thousands)
Current income tax (benefit) provision:
U.S. Federal	$(30,056)	$(46,164)	$(1,087)
U.S. State	1,751	(75)	524
Foreign	14,635	9,868	7,590
Total current income tax (benefit) provision	$(13,670)	$(36,371)	$7,027
Deferred income tax provision (benefit):
U.S. Federal, net of federal benefit of state	$36,911	$41,970	$(52,728)
U.S. State	781	20	363
Foreign	(4,730)	(1,536)	(1,597)
Total deferred income tax provision (benefit)	$32,962	$40,454	$(53,962)
Total income tax provision (benefit)	$19,292	$4,083	$(46,935)

Schedule of Effective Income Tax Rate Reconciliation

	Fiscal Years Ended January 31,
	2012	2011	2010
	(in thousands)
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Income tax provision (benefit) at the U.S. statutory rate	$(3,786)	$(8,461)	$(12,517)
Valuation allowance	14,905	5,383	(14,896)
Foreign rate differential	(9,436)	(2,204)	(16,865)
U.S. tax effects of foreign operations	8,262	13,774	4,750
Tax contingencies	1,487	(5,332)	849
Stock based and other compensation	841	3,091	4,760
Non-deductible expenses	468	1,762	(706)
Foreign exchange	(5)	—	(1,702)
Change in tax laws	(486)	(516)	1,227
Basis difference in investment in affiliates	10,079	13,564	—
State tax provision	4,126	5,160	451
Tax credits	(1,474)	(1,880)	—
Return to provision and other adjustments	1,360	—	—
Gain on sale of subsidiary stock	—	1,276	—
Tax Incentive	(8,846)	(2,114)	—
Discontinued operations/APIC/OCI allocation	—	(20,299)	(12,740)
Transaction cost	2,025	—	—
Other, net	(228)	879	454
Total income tax provision (benefit)	$19,292	$4,083	$(46,935)
Effective Income Tax Rate	(178.3)%	(16.9)%	131.2%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and deferred tax liabilities from continuing operations are as follows:

	Fiscal Years Ended January 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Deferred revenue	22,611	24,954
Loss carryforwards	108,043	98,395
Stock-based and other compensation	17,380	21,587
Tax credits - net of foreign withholding taxes	7,815	6,566
Other	20,909	29,933
Total deferred tax assets	$176,758	$181,435
Deferred tax liabilities:
Investment in affiliate	$(23,782)	$(14,936)
Goodwill and other intangible assets	(53,118)	(50,865)
Other	(4,746)	(7,064)
Total deferred tax liabilities	$(81,646)	$(72,865)
Valuation allowance	(109,995)	(105,960)
Net deferred income tax (liability) asset	$(14,883)	$2,610
Recognized as:
Current deferred income tax assets	$13,447	$14,760
Noncurrent deferred income tax assets	9,467	6,700
Current deferred income tax liabilities	(1,056)	(379)
Noncurrent deferred income tax liabilities	(36,741)	(18,471)
Total	$(14,883)	$2,610

Summary of Operating Loss Carryforwards
The Company’s gross NOLs for tax return purposes from continuing operations are as follows:

	Fiscal Years Ended January 31,
	2012	2011
	(In thousands)
U.S. Federal NOLs	$584,367	$344,094
U.S. State NOLs	205,967	179,805
Foreign NOLs	39,680	28,300
Total	$830,014	$552,199

Summary of Income Tax Contingencies
The following table reconciles the amounts recorded for unrecognized tax benefits from continuing operations for the fiscal years ended January 31, 2012 and 2011:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Gross unrecognized tax benefits as of February 1	$108,586	$115,813	$114,197
Increases related to tax positions taken in prior years	28,699	2,316	—
Decreases related to tax positions taken in prior years	(2,287)	(16,851)	(3,922)
Increases related to tax positions in current year	6,695	8,351	5,778
Decreases related to tax positions in current year	—	—	—
Decreases due to settlements with taxing authorities	—	—	(508)
Reductions resulting from lapse in statute of limitations	(3,013)	(1,140)	(1,277)
Increases (decreases) related to foreign currency exchange rate fluctuations	(71)	97	1,545
Gross unrecognized tax benefits as of January 31	$138,609	$108,586	$115,813

Summary of Valuation Allowance
The Company’s activity in the valuation allowance from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2012	2011
	(in thousands)
Valuation allowance, beginning of the year	$105,960	$128,346
Additional paid-in capital	(477)	(5,771)
Provision for income taxes	14,905	5,383
Tax Contingencies	1,710	(1,099)
Reductions resulting from discontinued operations/APIC	(13,276)	(20,865)
Cumulative translation adjustment and other	1,173	(34)
Valuation allowance, end of the year	$109,995	$105,960